Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Calidi Biotherapeutics, Inc.
Entity Central Index Key	0001855485
Entity Tax Identification Number	86-2967193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4475 Executive Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	794-9600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Calidi Biotherapeutics, Inc.
Entity Address, Address Line Two	4475 Executive Drive
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	794-9600
Contact Personnel Name	Dr. Eric Poma